Capital lease obligations	12 Months Ended
Dec. 31, 2017
Corporate aircraft capital lease [Abstract]
Capital lease obligations
12.	Capital lease obligations

On October 23, 2012, the Group entered into an agreement with Minsheng Hongtai (Tianjin) Aircraft Leasing Co., Ltd. (“Minsheng”) to lease a corporate aircraft. The lease meets the transfer-of-ownership to the lessee criterion and is therefore, classified as a capital lease. The corporate aircraft was delivered on September 12, 2013, and the capital lease commenced on September 15, 2013 (the “Commencement Date”). The lease has an eight year term and expires on September 15, 2021. The Group has to make 32 quarterly lease payments of US$1,426,435 starting from the Commencement Date. In 2012, Henan Xinyuan paid a deposit in the amount of US$6.7 million to Minsheng. Upon the expiration of the lease agreement, the deposit in the amount of US$6.7 million may be used as full and final payment to Minsheng to purchase the corporate aircraft. The effective interest rate for the capital lease obligation is 10.47%.

On August 1, 2016, the Group entered into a sale and leaseback agreement with Shenzhen Zhong An for shopping mall equipment. Upon expiration of the lease period and settlement of all the lease payments, the Group is entitled to purchase the leased assets at a nominal amount. The lease meets the transfer-of-ownership to the lessee criterion and is therefore, classified as a capital lease. The capital lease commenced on August 1, 2016 (the “Commencement Date”). The lease has a three year term and expires on July 31, 2019. The Group has to make 12 quarterly lease payments of US$260,143 starting from the Commencement Date. The effective interest rate for the capital lease obligation is 5.58%.

Capital lease obligations are summarized as follows:

	December 31, 2016	December 31, 2017
	US$	US$
Capital lease obligations, net of current maturities
Due to Minsheng	13,518,898	10,764,638
Due to related party - Shenzhen Zhong An	1,496,610	650,706

	15,015,508	11,415,344
Current maturities of capital lease obligations
Due to Minsheng	2,869,663	3,353,698
Due to related party - Shenzhen Zhong An	1,053,731	1,118,688

	3,923,394	4,472,386

Total capital lease obligations	18,938,902	15,887,730